2. BASIS OF PREPARATION: Statement of Compliance (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Statement of Compliance

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Reporting Interpretation Committee (“IFRIC”). These policies have been consistently applied to all the years presented, unless otherwise stated. Expenses in the income statement are categorized based on their function within the Company in compliance with IAS 1. The audited consolidated financial statements have been authorized by the Company’s Board of Directors on March 31st, 2024.